Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
Penske Automotive Group Employee Stock Ownership 401(k) Plan
Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025
Name of Plan Sponsor: Penske Automotive Group, Inc.
Employer Identification Number: 22-3086739
Plan number: 005

Participant Contributions Transferred Late to Plan

		Total that Constitutes Nonexempt Prohibited Transactions
Plan Year	Check here if Late Participant Loan Repayments are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2024	(✓)	$—	$22,107	$—	$—
2025		$—	$4,529	$—	$—